DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Mar. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATIONS FOR SUMMIT HEALTHCARE

The following table presents the summarized components of loss from discontinued operations for the Company’s clinical and test kit operations:

	Years Ended March 31,
	2021	2020

Revenue	$-	$44,698

Cost of sales	-	143,232
Research and development	-	4,361
General and administrative	-	630,231
Impairment of goodwill and intangible assets	-	-
Loss from discontinued operations	$-	$(733,126)